Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to the warrants, the Company’s previously issued financial statements for the year ended December 31, 2020 and the unaudited interim financial statements as of and for the periods ended September 30, 2020 should no longer be relied upon. As such, the Company is restating its financial statements for such periods included in this Amended Annual Report.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC issued the Statement. Specifically, the Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreements governing the Warrants.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity, or ASC 815-40. The views expressed in the Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for the Warrants in light of the Statement. Following consideration of the guidance in the Statement, the Company concluded the Warrants do not meet the conditions to be classified in equity and instead, the Warrants meet the definition of a derivative under ASC 815-40, under which the Company should record the Warrants as liabilities on the Company’s consolidated balance sheet at fair value as of the date of issuance, with subsequent changes in their respective fair values recognized in the Company’s consolidated statement of operations at each reporting date. Further, transaction costs allocable to the Warrants should be charged to expense.

In addition, ASC Topic 480-10-S99-3A, “SEC Staff Announcement: Classification and Measurement of Redeemable Securities,” provides that redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified 1,978,314 shares in permanent equity given that the Company’s Amended and Restated Certificate of Incorporation, or the Charter, prior to the Business Combination provided that the Company would not redeem shares of common stock included as part of the Units sold in the Initial Public Offering to the extent such redemption would result in the Company’s failure to have net tangible assets in excess of $5,000,000. The Company restated its financial statements to classify all Class A common stock as redeemable, as the threshold in the Charter does not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside of permanent equity.

Impact of the Restatement

The impact of the Restatement on the balance sheets, statements of operations and statements of cash flows for the quarterly period ended September 8, 2020 and the for the year ended December 31, 2020 is presented below. The Restatement had no impact on net cash flows from operating, investing or financing activities.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 8, 2020
Warrant Liabilities	$—	$13,592,898	$13,592,898
Total Liabilities	9,801,183	13,592,898	23,394,081
Common Stock Subject to Possible Redemption	216,189,340	13,810,660	230,000,000
Class A Common Stock	192	(138)	54
Additional Paid-in Capital	5,000,863	(5,000,863)	0
Accumulated Deficit	(1,740)	(22,400,652)	(22,402,392)

Balance sheet as of December 31, 2020
Warrant Liabilities	$—	$27,837,928	$27,837,928
Total Liabilities	9,925.075	27,837,928	37,763,003
Common Stock Subject to Possible Redemption	215,618,860	14,381,140	230,000,000
Class A Common Stock	198	(144)	54
Additional Paid-in Capital	5,571,241	(5,571,241)	0
Accumulated Deficit	(572,217)	(36,647,683)	(37,219,900)

	As Previously Reported	Adjustments	As Restated
Year-ended December 31, 2020
Change in fair value of warrant liabilities	$—	$14,245,031	$14,245,031
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(571,093)	(15,065,883)	(15,636,976)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.51)	(0.51)
Basic and diluted net loss per share, Class B common stock	(0.07)	(0.44)	(0.51)

Cash Flow Statement for the year ended December 31, 2020
Net loss	$(571,093)	$(15,065,883)	$(15,636,976)
Change in fair value of warrant liabilities	—	14,245,031	14,245,031
Transaction costs allocable to warrant liabilities	—	820,852	820,852